Retirement benefits - Benefit Payments, Pension (Detail) - Pension ₨ in Millions	Mar. 31, 2025 INR (₨)
Benefit payments
2026	₨ 106.4
2027	118.6
2028	128.1
2029	184.0
2030	197.2
2031 - 2035	₨ 993.1